Note 3 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actual from acquired entities for 2017, Revenues	$ 215,174
Actual from acquired entities for 2017, Net earnings from continuing operations	7,377
Supplemental pro forma revenues (unaudited), Revenues	2,299,891	$ 2,150,685
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	$ 93,145	$ 100,105